Related parties' transactions - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Compensation awarded to corporate officers and executive committee	€ 9,567	€ 10,133